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                                               File Number: 333-87233

                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933

                                                                October 1, 2010

                         SUPPLEMENT TO THE MAY 1, 2010
                    STATEMENT OF ADDITIONAL INFORMATION FOR
                             PIONEER RESEARCH FUND

The following will supplement the information presented in the statement of additional information for Pioneer Research Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The table below indicates, for each portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of August 31, 2010, for James Moynihan and December 31, 2009, for Bradley Galko, Paul Cloonan and Kim Galle. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                                                                   NUMBER OF
                                                                    ACCOUNTS      ASSETS
                                                                  MANAGED FOR  MANAGED FOR
                                                                     WHICH        WHICH
                                                                  ADVISORY FEE ADVISORY FEE
                                                NUMBER OF  TOTAL       IS           IS
                                                ACCOUNTS  ASSETS  PERFORMANCE- PERFORMANCE-
NAME OF PORTFOLIO MANAGER    TYPE OF ACCOUNT     MANAGED  MANAGED    BASED        BASED
-------------------------  -------------------- --------- ------- ------------ ------------
James Moynihan............ Other Registered
                           Investment Companies     0       $0        N/A          N/A
                           Other Pooled
                           Investment Vehicles      0       $0        N/A          N/A
                           Other Accounts           0       $0        N/A          N/A

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
                                                                          NUMBER OF
                                                                           ACCOUNTS       ASSETS
                                                                         MANAGED FOR   MANAGED FOR
                                                                            WHICH         WHICH
                                                                         ADVISORY FEE  ADVISORY FEE
                                                NUMBER OF                     IS            IS
                                                ACCOUNTS   TOTAL ASSETS  PERFORMANCE-  PERFORMANCE-
NAME OF PORTFOLIO MANAGER    TYPE OF ACCOUNT     MANAGED     MANAGED        BASED         BASED
-------------------------  -------------------- --------- -------------- ------------ --------------
Bradley Galko............. Other Registered
                           Investment Companies     3     $1,802,222,000       1      $1,745,145,000
                           Other Pooled
                           Investment Vehicles      1     $1,912,206,000     N/A                 N/A
                           Other Accounts           0     $            0     N/A                 N/A

                                                                          NUMBER OF
                                                                           ACCOUNTS      ASSETS
                                                                         MANAGED FOR  MANAGED FOR
                                                                            WHICH        WHICH
                                                                         ADVISORY FEE ADVISORY FEE
                                                NUMBER OF                     IS           IS
                                                ACCOUNTS   TOTAL ASSETS  PERFORMANCE- PERFORMANCE-
NAME OF PORTFOLIO MANAGER    TYPE OF ACCOUNT     MANAGED     MANAGED        BASED        BASED
-------------------------  -------------------- --------- -------------- ------------ ------------
Paul Cloonan.............. Other Registered
                           Investment Companies     2     $   57,077,000     N/A          N/A
                           Other Pooled
                           Investment Vehicles      1     $1,912,206,000     N/A          N/A
                           Other Accounts           0     $            0     N/A          N/A

                                                                          NUMBER OF
                                                                           ACCOUNTS      ASSETS
                                                                         MANAGED FOR  MANAGED FOR
                                                                            WHICH        WHICH
                                                                         ADVISORY FEE ADVISORY FEE
                                                NUMBER OF                     IS           IS
                                                ACCOUNTS   TOTAL ASSETS  PERFORMANCE- PERFORMANCE-
NAME OF PORTFOLIO MANAGER    TYPE OF ACCOUNT     MANAGED     MANAGED        BASED        BASED
-------------------------  -------------------- --------- -------------- ------------ ------------
Kim Galle................. Other Registered
                           Investment Companies     2     $   57,077,000     N/A          N/A
                           Other Pooled
                           Investment Vehicles      1     $1,912,206,000     N/A          N/A
                           Other Accounts           0     $            0     N/A          N/A

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

SHARE OWNERSHIP BY PORTFOLIO MANAGERS. The following table indicates as of August 31, 2010, for James Moynihan and December 31, 2009, for Bradley Galko, Paul Cloonan and Kim Galle, the value, within the indicated range, of shares beneficially owned by the portfolio managers of the fund.

NAME OF PORTFOLIO MANAGER  BENEFICIAL OWNERSHIP OF THE FUND*
-------------------------  ---------------------------------
James Moynihan............                 D
Bradley Galko.............                 A
Paul Cloonan..............                 F
Kim Galle.................                 A

*Key to Dollar Ranges

A. None
B. $1--$10,000
C. $10,001--$50,000
D. $50,001--$100,000
E. $100,001--$500,000
F. $500,001--$1,000,000
G. Over $1,000,000

                                                                  24244-00-1010
                                       (C) 2010 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                   Member SIPC